[TYPE]     CORRESP
[DOCUMENT-COUNT]     1
[SUBMISSION-CONTACT]
[NAME]     R.R. DONNELLEY EDGAR SERVICES
[PHONE]     215-561-8692
[/SUBMISSION-CONTACT]
[FILER]
[CIK]     XXXXXXXXXX
[CCC]     XXXXXXXX
[/FILER]